Note 11 - Equity Cash Distributions (Details) - USD ($) $ / shares in Units, $ in Millions					12 Months Ended
		Feb. 14, 2017	Feb. 03, 2017	Jan. 18, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payments to Acquire Businesses, Gross					$ (760)	$ (250)	$ (243)
Increase (Decrease) In Equity Balance Due To Acquisitions					443	211	214
General Partner Distributions	[1]				(158)	(75)	(46)
Distribution Made to Limited Partner, Cash Distributions Declared	[1]				(344)	(259)	(171)
Distribution Made To Partners, Total Cash Distributions	[1]				(502)	(334)	(217)
Subsequent Event
Distribution Made to Limited Partner, Declaration Date			Feb. 03, 2017	Jan. 18, 2017
Cash distribution		$ 140		$ 77
Cash distributions paid per unit				$ 0.91
Distribution Made to Limited Partner, Date of Record			Feb. 03, 2017
Distribution Made to Limited Partner, Distribution Date		Feb. 14, 2017
General Partner
General Partner Distributions	[1]				(10)	(6)	(5)
Incentive Distribution, Subsequent Distribution Amount	[1],[2],[3]				148	69	41
Common
Distribution Made to Limited Partner, Cash Distributions Declared	[1]				(344)	(259)	(157)
Subordinated
Distribution Made to Limited Partner, Cash Distributions Declared	[1],[4]				$ 0	0	$ (14)
Rockies Natural Gas Business Acquisition
Managing Member or General Partner, subsequent distribution amount forfeited						$ 10

[1]	Our distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions are earned.
[2]	IDRs entitle the general partner to receive increasing percentages, up to 50%, of quarterly distributions in excess of $0.3881 per unit per quarter. The amount above reflects earnings distributed to our general partner net of $10 million of IDRs for the year ended December 31, 2015, waived by TLGP.
[3]	In connection with the Rockies Natural Gas Business Acquisition, our general partner waived its right to $10 million of general partner distributions with respect to IDRs during 2015.
[4]	On May 16, 2014, the subordinated units were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. Distributions and the Partnership’s net earnings were allocated to the subordinated units through May 15, 2014.